Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥) Age	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Eligible age for lifetime annuity payments | Age	65
Special lump-sum early termination benefits charged to operations for the fiscal year	¥ 10,153	¥ 7,722	¥ 7,428
Defined contribution plan cost charged to operations for the fiscal year	17,413	15,636	¥ 16,254
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Debt Securities and Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 982	¥ 1,523
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.03%	0.05%
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of common stock issued by the MUFG Group included in plan assets	¥ 7,596	¥ 8,169
Percentage of fair value of common stock issued by the MUFG Group to total fair value of plan assets	0.24%	0.29%